Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,742	$ 15,074	$ 72,299	$ 77,595
Referral network revenue
Disaggregation of Revenue [Line Items]
Total revenue	11,024	9,128	53,048	49,449
Managed services revenue
Disaggregation of Revenue [Line Items]
Total revenue	4,644	4,135	11,579	21,888
Software subscription revenue
Disaggregation of Revenue [Line Items]
Total revenue			$ 7,672	$ 6,258
Software and service subscription revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 11,074	$ 1,811
Moving Services
Disaggregation of Revenue [Line Items]
Percentage of Total Revenue	82.00%	51.00%	69.00%	47.00%
Post Move Services
Disaggregation of Revenue [Line Items]
Percentage of Total Revenue	18.00%	49.00%	31.00%	53.00%